DAVID JONES & ASSOC., P.C.

         Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	P (866) 862-1719 F (877) 639-0750

April 29, 2010

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

MP63 Fund, Inc., File Nos. 811-09053 and 333-65599

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1933, as amended, we are, on behalf of MP63 Fund, Inc. (the “Fund”), filing Post-Effective Amendment # 12 (“PEA#12”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 12 is being filed to update financial information relating to the Fund and to conform the Fund's Registration Statement to the new formatting requirements under recent amendments to Form N1-A.

Since the is the Fund's first filing under the new Form N1-A requirements, this PEA # 12 is being filed for review as required in the adopting release.

This PEA # 12 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 12 to me at the above-listed address and phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

DAVID D. JONES

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